Goodwill - Text Details (Detail) € in Millions		11 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Goodwill [Line Items]
Goodwill	€ 10,637	€ 8,014	€ 10,637		€ 8,014
Increase (decrease) through net exchange differences, intangible assets other than goodwill			195		(204)
Impairment loss recognised in profit or loss, goodwill			15	[1],[2]	144	[2],[3]	€ 97	[3]
Population Health Management [member]
Goodwill [Line Items]
Goodwill		303			303
Impairment loss recognised in profit or loss, goodwill					108
Recoverable amount of asset or cash-generating unit		195			195
Personal Emergency Response and Senior Living [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill			13
Aging & Caregiving [member]
Goodwill [Line Items]
Goodwill							€ 63
Aging & Caregiving [member] | Individual assets or cash-generating units [member]
Goodwill [Line Items]
Goodwill		186			186
Impairment loss recognised in profit or loss, goodwill					36
Recoverable amount of asset or cash-generating unit		150			150
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Goodwill	2,031	1,915	€ 2,031		1,915
Sensitivity pre-tax discount rate			200
Sensitivity compound long-term sales growth			840
Sensitivity terminal value			29.00%
BioTelemetry [Member]
Goodwill [Line Items]
Goodwill	1,776		€ 1,776
Capsule Technologies [Member]
Goodwill [Line Items]
Goodwill	325		325
Intact Vascular [Member]
Goodwill [Line Items]
Goodwill		155			155
Goodwill [member]
Goodwill [Line Items]
Increase (decrease) in goodwill		€ 640	2,623
Increase (decrease) through net exchange differences, intangible assets other than goodwill	€ 732
Impairment loss recognised in profit or loss, goodwill			15
Decrease through classified as held for sale, goodwill			€ 189
Goodwill [member] | Population Health Management [member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill					€ 144

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.